Members' Equity, Valuation Assumptions (FY) (Details) - Class A-3 Units/ Class B Units - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assumptions [Abstract]
Volatility		70.00%	70.00%
Volatility, Minimum	50.00%
Volatility, Maximum	70.00%
Risk - free interest rate, Minimum	0.21%	1.68%	2.65%
Risk - free interest rate, Maximum	0.29%	2.49%	2.90%
Dividend yield	0.00%	0.00%	0.00%
Expected life of option (in years)	4 years	4 years	4 years
Weighted - average fair value of common stock (in dollars per share)	$ 724.28	$ 531.80	$ 305.35
Cumulative amount of compensation cost	$ 12.0